Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	87.00%
Dividend yield	0.00%
Risk-free interest rates, minimum	1.50%
Risk-free interest rates, maximum	2.00%
Forfeiture rate	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	5 years
Stock price	0.69
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	10 years
Stock price	0.72